[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 15, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    State Street Research Capital Trust
       Securities Act of 1933 Registration No. 2-86271
       Investment Company Act of 1940 File No. 811-3838
       CIK 0000727101
       ----------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Capital Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below. The prospectuses were filed electronically on February 5, 2001 (EDGAR accession number 0000912057-01-004028). The prospectus for State Street Research Aurora Fund was supplemented on July 2, 2001; the supplement was filed electronically on June 29, 2001 (EDGAR accession number 000912057-01-522016):

                                      Prospectuses               Supplement
Fund                                  Dated February 1, 2001     Dated July 2, 2001
----                                  ----------------------     ------------------

                                      Chinese     Spanish        Chinese     Spanish
                                      -------     -------        -------     -------
State Street Research
Emerging Growth Fund                     X           X

State Street Research
Aurora Fund                                          X                           X

State Street Research
Mid-Cap Growth Fund                                  X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
CAPITAL TRUST


By:   /s/ Amy L. Simmons
      -----------------------------
      Amy L. Simmons
      Assistant Secretary


cc:   Peter T. Fariel, Esq.
      Geoffrey R.T. Kenyon, Esq.
      Evelyn M. Talmo
        Goodwin Procter LLP
      Darman A. Wing, Esq.
        State Street Research & Management Company